Convertible Redeemable Preferred Shares - Narrative (Details) $ in Thousands						12 Months Ended
	Feb. 12, 2020 USD ($) shares	Oct. 01, 2018 USD ($) shares	May 18, 2017 USD ($) shares	Dec. 20, 2014 USD ($) shares	Dec. 16, 2013 USD ($) shares	Dec. 31, 2022 USD ($) Vote	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum days prior to redemption date required for redemption requests						60 days
Additional amount that would accrue on the issue price, percent						15.00%
Preferred shares issuance cost incurred						$ 0	$ 0	$ 0
Temporary equity, amount of preferred dividends in arrears						0	0	0
Accretion of preferred shares						$ 0	$ 0	193,465
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Series A Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares			2,777,778		57,200,000
Proceeds from issuance of preferred stock					$ 5,720,000
Stock repurchased and retired during period (in shares) | shares			1,573,040
Stock repurchased and retired during period , value			$ 1,599,487
Temporary equity, stock repurchased during period (in shares) | shares			2,777,778
Payments for repurchase of redeemable convertible preferred stock			$ 278
Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, number of votes per share | Vote						2
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series B Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares				50,783,698
Proceeds from issuance of preferred stock				$ 20,250,000
Series B+ Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, number of votes per share | Vote						3
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series B+ Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares			26,651,410
Proceeds from issuance of preferred stock			$ 31,881,749
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of preferred stock		$ 66,666,667
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series C Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares		34,793,413
Series C+ Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of preferred stock								$ 50,000
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series C+ Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares	15,062,510
Proceeds from issuance of preferred stock	$ 50,000,002